Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Operating activities:
Net income	$ 14,164	¥ 91,333	¥ 107,793	¥ 132,526
Adjustments to reconcile net income to net cash provided by operating activities:
(Gain)/loss on disposal of property, plant and equipment	(13)	(87)	23	(32)
Depreciation of property, plant and equipment	7,062	45,545	45,988	32,444
Amortization of intangible assets	717	4,621	4,621	4,621
Deferred income taxes	(164)	(1,060)	(912)	8,398
Provision for doubtful accounts	3,141	20,251	25,042	17,973
Interest on convertible notes	7,754	49,995	43,412	13,835
Amortization of debt issuance costs	576	3,712	3,610	3,610
Share-based compensation	9,101	58,684	16,535
(Gain)/loss on trading securities	80	515	(201)
Impairment loss on available-for-sale equity securities	1,297	8,361
Changes in operating assets and liabilities:
Trading securities	1,155	7,450	(7,531)
Accounts receivable	790	5,093	(19,273)	(16,296)
Inventories	(1,647)	(10,621)	(2,059)	(29,973)
Prepaid expenses and other receivables	(743)	(4,789)	17,410	(25,441)
Non-current deposits	2	11	12	261
Accounts payable	89	575	2,251	532
Accrued expenses and other payables	(4,477)	(28,866)	276	11,036
Deferred revenue	40,228	259,392	299,186	317,767
Amounts due to related parties	4,944	31,882	(545)	10,421
Income tax payable	(241)	(1,557)	7,510	(2,412)
Other non-current liabilities	6,290	40,557	51,718	56,745
Net cash provided by operating activities	90,105	580,997	594,866	536,015
Investing activities:
Purchase of property, plant and equipment	(2,579)	(16,630)	(37,797)	(150,093)
Proceeds from disposal of property, plant and equipment	23	150	13	210
Acquisition of available-for-sale equity securities			(4,647)
Net cash used in investing activities	(2,556)	(16,480)	(42,431)	(149,883)
Financing activities:
Repayment of bank loan	(9,305)	(60,000)	(60,000)	(50,000)
Proceeds from bank loan	9,305	60,000	60,000	60,000
Payment for repurchase of shares				(4,422)
Payment for debt issuance costs				(3,242)
Payment for dividends to holder of non-controlling interests	(255)	(1,646)
Net cash provided by/(used in) financing activities	(255)	(1,646)		2,336
Effect of foreign currency exchange rate change on cash and cash equivalents	1,380	8,896	1,319	334
Net increase in cash and cash equivalents	88,674	571,767	553,754	388,802
Cash and cash equivalents at beginning of year	377,893	2,436,655	1,882,901	1,494,099
Cash and cash equivalents at end of year	466,567	3,008,422	2,436,655	1,882,901
Non-cash investing and financing activities:
Payable for property, plant and equipment	36	235		41,055
Supplemental disclosures of cash flow information:
Cash paid during the year for income taxes	8,215	52,967	47,234	64,683
Cash refund during the year for income taxes	54	350	18,404	429
Cash paid for interest, net of capitalized interest	$ 7,688	¥ 49,572	¥ 49,892	¥ 28,096